Income Taxes - Schedule of Reconciliation of Effective Income Tax Rate (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Effective Income Tax Rate [Abstract]
PRC statutory tax rate		25.00%	25.00%	25.00%
Effect of tax rate differential		(2.10%)	0.20%	(0.70%)
Effect of different tax rates of subsidiary operating in other jurisdiction		0.40%	1.00%	1.10%
Deferred tax effect of tax rate change		1.20%		0.60%
Change in valuation allowance			0.70%
Tax effect on disposal of subsidiaries		3.20%
Non-deductible items	[1]	2.00%	4.00%	2.00%
Effective tax rate		29.70%	30.90%	28.00%

[1]	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including business entertainment expenses and late fees.